Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gateway Trust
Entity Central Index Key	0001406305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000146363
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class A
Trading Symbol	GCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 266,754,056
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 554,951
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000146364
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class C
Trading Symbol	GCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$84	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 266,754,056
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 554,951
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190731
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class N
Trading Symbol	GCPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 266,754,056
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 554,951
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000146365
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class Y
Trading Symbol	GCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 266,754,056
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 554,951
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$266,754,056
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$554,951

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.4%
Capital Markets	3.7%
Banks	3.8%
Broadline Retail	4.2%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.9%
Software	11.4%
Semiconductors & Semiconductor Equipment	12.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	3.3%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.0%
Berkshire Hathaway, Inc., Class B	1.9%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052969
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class A
Trading Symbol	GATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 6,781,218,825
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 18,564,142
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052970
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class C
Trading Symbol	GTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$85	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 6,781,218,825
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 18,564,142
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190730
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class N
Trading Symbol	GTENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,781,218,825
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 18,564,142
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000052971
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class Y
Trading Symbol	GTEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 6,781,218,825
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 18,564,142
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$6,781,218,825
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)205
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$18,564,142

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	46.6%
Pharmaceuticals	3.0%
Banks	4.2%
Broadline Retail	4.4%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.3%
Interactive Media & Services	7.1%
Software	11.2%
Semiconductors & Semiconductor Equipment	12.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	2.9%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Visa, Inc., Class A	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.